Convertible loans (Tables)	3 Months Ended
Mar. 31, 2021
Financial Instruments [Abstract]
Schedule of key inputs used for valuation	Key inputs for the valuations as of March 31, 2021 and December 31, 2020 were as follows:

	As of
	March 31, 2021	December 31, 2020
Exercise price at 130% of the IPO price of 19.00, in USD	24.70	24.70
Forced conversion price, in USD (1)	67.93	67.93
Share price in USD	24.41	32.01
Risk-free interest rate	0.7%	0.3%
Expected volatility	90%	90%
Expected term	49 months	52 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	12.5%	13.3%

(1) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one and three-year anniversaries of the date on which it has received regulatory approval of ZYNLONTA as disclosed in the Company annual report for the period ended December 31, 2020 on Form 20-F.
Key inputs for the valuation as of March 31, 2021 were as follows:

	As of
	March 31, 2021	December 31, 2020
Exercise price at 150% of the IPO of 19.00, in USD (1)	28.50	28.50
Forced conversion price, in USD (2)	78.38	78.38
Share price in USD	24.41	32.01
Risk-free interest rate	0.7%	0.3%
Expected volatility	90%	90%
Expected term	2 months	5 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	7.9%	7.4%

(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price. If the conversion price of the second tranche of convertible notes is less than the floor price but for the application of the floor, Deerfield will not be obligated to extend the second tranche.
(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed in the Company’s annual report for the period ended December 31, 2020 on Form 20-F.